Commitments and Contingencies, detail (Details) (USD $)	12 Months Ended
Dec. 31, 2011
[NirefsMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	$ 12,250
Date Delivered To Charterer	18-Dec-11
[NirefsMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-Jan-13
[NirefsMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-Apr-13
[AlcyonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	34,500
Date Delivered To Charterer	21-Feb-08
[AlcyonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	21-Nov-12
[AlcyonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	21-Feb-13
[TritonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	19,500
Date Delivered To Charterer	11-Dec-10
[TritonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Nov-13
[TritonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Feb-14
[OceanisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	19,750
Date Delivered To Charterer	17-Sep-10
[OceanisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	17-Aug-12
[OceanisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Nov-12
[DioneMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	20,500
Date Delivered To Charterer	26-Sep-10
[DioneMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	26-Jul-12
[DioneMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	26-Nov-12
[DanaeMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	15,600
Date Delivered To Charterer	18-Apr-11
[DanaeMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-Mar-13
[DanaeMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	18-May-13
[ProtefsMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	11,750
Date Delivered To Charterer	6-Aug-11
[ProtefsMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	6-Jul-12
[ProtefsMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	6-Oct-12
[CalipsoMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	12,250
Date Delivered To Charterer	11-Oct-11
[CalipsoMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Aug-13
[CalipsoMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	11-Dec-13
[ClioMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	25,000
Date Delivered To Charterer	8-May-10
[ClioMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	8-Apr-12
[ClioMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	8-Jun-12
[EratoMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	12,200
Date Delivered To Charterer	26-Nov-11
[EratoMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	26-Dec-12
[EratoMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	10-Apr-13
[ThetisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	13,750
Date Delivered To Charterer	23-Feb-11
[ThetisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Jan-12
[ThetisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Jan-12
[CoronisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	24,000
Date Delivered To Charterer	6-Apr-10
[CoronisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	6-Mar-12
[CoronisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	21-Jun-12
[NaiasMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	19,750
Date Delivered To Charterer	24-Sep-10
[NaiasMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	24-Aug-12
[NaiasMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	24-Oct-12
[SiderisMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	30,500
Date Delivered To Charterer	16-Oct-10
[SiderisMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	16-Feb-13
[SiderisMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	16-Jun-13
[AlikiMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	26,500
Date Delivered To Charterer	1-Mar-11
[AlikiMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Feb-16
[AlikiMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Apr-16
[SemirioMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	17,350
Date Delivered To Charterer	30-May-11
[SemirioMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	15-Mar-13
[SemirioMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	14-Aug-13
[BostonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	14,000
Date Delivered To Charterer	29-Oct-11
[BostonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	29-Aug-13
[BostonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	29-Dec-13
[SlcMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	55,800
Date Delivered To Charterer	28-Sep-07
[SlcMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Aug-12
[SlcMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	28-Oct-12
[NorfolkMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	74,750
Date Delivered To Charterer	12-Feb-08
[NorfolkMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	12-Jan-13
[NorfolkMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	12-Mar-13
[NewYorkMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	48,000
Date Delivered To Charterer	3-Mar-10
[NewYorkMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-Jan-15
[NewYorkMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-May-15
[MeliteMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	16,500
Date Delivered To Charterer	1-Feb-11
[MeliteMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Jan-13
[MeliteMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	1-Mar-13
[HoustonMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	55,000
Date Delivered To Charterer	3-Nov-09
[HoustonMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-Oct-14
[HoustonMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	3-Jan-15
[AlcmeneMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	20,250
Date Delivered To Charterer	20-Nov-10
[AlcmeneMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	5-Oct-12
[AlcmeneMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	4-Jan-13
[ArethusaMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	13,250
Date Delivered To Charterer	8-Jul-11
[ArethusaMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	24-May-12
[ArethusaMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	23-Aug-12
[LetoMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	12,900
Date Delivered To Charterer	17-Jan-12
[LetoMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	17-Jan-14
[LetoMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	17-Nov-14
[LosAngelesMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	18,000
Date Delivered To Charterer	9-Feb-12
[LosAngelesMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	9-Dec-15
[LosAngelesMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	9-Apr-16
[PhiladelphiaMember]
Operating Leased Assets [Line Items]
Daily Time Charter Rate Gross	$ 18,000
Date Delivered To Charterer	30-Apr-12
[PhiladelphiaMember] | [MinimumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	30-Dec-15
[PhiladelphiaMember] | [MaximumMember]
Operating Leased Assets [Line Items]
Charterer Redelivery Option Periods	30-Jun-16